Summary of significant accounting policies (Details 2) - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Summary of significant accounting policies
Value-added tax refund	$ 465,072	$ 636,536	$ 968,909
Becoming a public company	0	760,711	0
Investment grant	292,487	0	0
Equipment of energy projects grants	97,366	132,212	110,439
Research and development grants	71,058	0	0
Other miscellaneous grants	0	107,033	0
Total	$ 925,983	$ 1,636,491	$ 1,079,348